Note 18 - Quaint Oak Bancorp, Inc. (Parent Company Only) - Statements of Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Dividends from subsidiary	$ 250,000
Occupancy and equipment expense	573,000	552,000
Other expenses	687,000	544,000
Total Expenses	8,072,000	6,695,000
Net Income (Loss) Before Income Taxes	2,672,000	2,234,000
Income Tax Benefit	(1,205,000)	(736,000)
Net Income	1,467,000	1,498,000
Comprehensive Income	1,492,000	1,472,000
Parent Company [Member]
Rental income	149,000	108,000
Total Income	399,000	108,000
Occupancy and equipment expense	101,000	96,000
Other expenses	96,000	91,000
Total Expenses	197,000	187,000
Net Income (Loss) Before Income Taxes	202,000	(79,000)
Equity in Undistributed Net Income of Subsidiary	1,246,000	1,550,000
Income Tax Benefit	19,000	27,000
Net Income	1,467,000	1,498,000
Comprehensive Income	$ 1,492,000	$ 1,472,000